Debt - Zero Coupon Convertible Notes due 2027 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions	Dec. 17, 2020 USD ($) tradingDay equityInstrument $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument		$ 2,023,709	$ 2,036,101
Debt issuance costs accrued		$ 8,400	10,700
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	0.00%	0.00%
Face amount of debt instrument	$ 500,000	$ 500,000	445,948
Net proceeds from the issuance of convertible debt	497,600
Payments of debt issuance costs	$ 3,700
Liability component of convertible debt			445,900
Equity component of convertible debt			$ 54,100
Effective interest rate	1.65%
Conversion rate	0.01238825
Conversion price (in USD per share) | $ / shares	$ 80.7218
Shares underlying conversion (in shares) | equityInstrument	6.2
Threshold trading days | tradingDay	20
Consecutive trading days | tradingDay	30
Threshold percentage of stock price trigger	130.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of of average daily volume-weighted average trading price of common stock	25.00%